UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

CoreValues Alpha Greater China Growth ETF Tailored Shareholder Report

semi-annual shareholder report March 31, 2026 CoreValues Alpha Greater China Growth ETF Ticker: CGRO (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the CoreValues Alpha Greater China Growth ETF (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.cvafunds.com/cgro/. You can also request this information by contacting us at (855) 316-3778 or by writing to the CoreValues Alpha Greater China Growth ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CoreValues Alpha Greater China Growth ETF	$63	1.44%*

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Thousands)	$1,716
Number of Holdings	32
Total Advisory Fee	$18,514
Portfolio Turnover	5%

Sector Breakdown
(% of Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments and liabilities in excess of other assets.

*	Represents less than 0.05%.

What did the Fund invest in?

(as of March 31, 2026)

Top Holdings	(% of Net Assets)
Tencent Holdings Ltd.	8.8
Alibaba Group Holding Ltd. - ADR	8.8
Xiaomi Corp. - Class B	5.9
Luckin Coffee, Inc. - ADR	5.6
Trip.com Group Ltd. - ADR	4.9
Meituan - Class B	4.6
J&T Global Express Ltd.	4.3
Horizon Robotics	4.3
UBTech Robotics Corp. Ltd. - Class H	4.0
Tesla, Inc.	3.9

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.cvafunds.com/cgro/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

CoreValues America First Technology ETF Tailored Shareholder Report

semi-annual shareholder report March 31, 2026 CoreValues America First Technology ETF Ticker: USMD (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the CoreValues America First Technology ETF (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.cvafunds.com/usmd/. You can also request this information by contacting us at (855) 316-3778 or by writing to the CoreValues America First Technology ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

The Fund commenced operations on February 5, 2026. Expenses for a full reporting period would be higher than the figures shown.

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CoreValues America First Technology ETF	$13	0.87%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Thousands)	$964
Number of Holdings	120
Total Advisory Fee Paid	$1,211
Portfolio Turnover Rate	2%

Sector Breakdown - Investments
(% of Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of March 31, 2026)

Top Holdings	(% of Net Assets)
Johnson & Johnson	6.3
NVIDIA Corp.	4.9
Broadcom, Inc.	4.8
Alphabet, Inc. - Class A	4.8
Tesla, Inc.	4.6
Amazon.com, Inc.	4.6
Microsoft Corp.	4.1
Advanced Micro Devices, Inc.	3.9
Palantir Technologies, Inc. - Class A	3.7
Cisco Systems, Inc.	3.7

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.cvafunds.com/usmd/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

March 31, 2026 (Unaudited)

Tidal Trust II

CoreValues Alpha Greater China Growth ETF	| CGRO	| NYSE Arca, Inc.
CoreValues America First Technology ETF	| USMD	| NYSE Arca, Inc.

CoreValues ETFs

Schedule of Investments	CoreValues Alpha Greater China Growth ETF

March 31, 2026 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Auto Manufacturers - 12.8%
BYD Co. Ltd. - Class H	3,735	$50,402
NIO, Inc. - ADR (a)	6,879	41,480
Tesla, Inc. (a)	182	67,659
Yutong Bus Co. Ltd. - Class A	11,621	60,324
		219,865

Auto Parts & Equipment - 2.3%
Contemporary Amperex Technology Co. Ltd. - Class A	683	39,715

Beverages - 2.4%
Eastroc Beverage Group Co. Ltd.	1,389	41,273

Computers - 4.3%
Horizon Robotics (a)	87,342	73,749

Diversified Financial Services - 2.1%
Futu Holdings Ltd. - ADR (a)	266	36,378

Electronics - 3.1%
Hesai Group - ADR (a)	1,823	34,856
Shenzhen Inovance Technology Co. Ltd. - Class A	1,837	17,816
		52,672

Healthcare - Services - 3.4%
WuXi AppTec Co. Ltd. - Class A	4,119	58,492

Home Furnishings - 6.0%
Anker Innovations Technology Co. Ltd. - Class A	4,300	67,343
Midea Group Co. Ltd. - Class A	3,306	36,538
		103,881

Internet - 37.6% (b)
Alibaba Group Holding Ltd. - ADR	1,203	150,928
Bilibili, Inc. - Class Z (a)	844	18,376
East Money Information Co. Ltd. - Class A	6,007	16,426
Full Truck Alliance Co. Ltd. - ADR	1,387	11,512
JD.com, Inc. - Class A	2,919	42,146
Kuaishou Technology	7,227	41,591
Meituan - Class B (a)(c)	7,538	79,753
PDD Holdings, Inc. - ADR (a)	469	47,922
Tencent Holdings Ltd.	2,459	151,802
Trip.com Group Ltd. - ADR	1,700	84,643
		645,099

Lodging - 1.2%
Atour Lifestyle Holdings Ltd. - ADR	539	19,840

Machinery - Diversified - 4.0%
UBTech Robotics Corp. Ltd. - Class H (a)	6,283	68,438

Pharmaceuticals - 2.1%
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	4,624	36,961

The accompanying notes are an integral part of these financial statements.	1

Schedule of Investments	CoreValues Alpha Greater China Growth ETF

March 31, 2026 (Unaudited)

Real Estate - 1.0%
KE Holdings, Inc. - ADR	1,107	16,572

Retail - 5.6%
Luckin Coffee, Inc. - ADR (a)	2,991	96,011

Software - 1.9%
NetEase, Inc. - ADR	289	32,351

Telecommunications - 5.9%
Xiaomi Corp. - Class B (a)	24,898	100,860

Transportation - 4.3%
J&T Global Express Ltd. (a)	57,356	73,961
TOTAL COMMON STOCKS (Cost $1,580,194)		1,716,118

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.58% (d)	1,376	1,376
TOTAL MONEY MARKET FUNDS (Cost $1,376)		1,376

TOTAL INVESTMENTS - 100.1% (Cost $1,581,570)		1,717,494
Liabilities in Excess of Other Assets - (0.1)%		(1,562)
TOTAL NET ASSETS - 100.0%		$1,715,932

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $79,753 or 4.6% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

The accompanying notes are an integral part of these financial statements.	2

Schedule of Investments	CoreValues America First Technology ETF

March 31, 2026 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Aerospace & Defense - 11.2%
AeroVironment, Inc. (a)	4	$732
Archer Aviation, Inc. - Class A (a)	64	331
Boeing Co. (a)	87	17,316
Curtiss-Wright Corp.	4	2,724
FTAI Aviation Ltd.	12	2,940
General Dynamics Corp.	26	8,924
HEICO Corp.	4	1,097
Intuitive Machines, Inc. (a)	16	297
Joby Aviation, Inc. (a)	60	496
Kratos Defense & Security Solutions, Inc. (a)	20	1,410
L3Harris Technologies, Inc.	22	7,593
Leonardo DRS, Inc.	8	356
Lockheed Martin Corp.	27	16,319
Mercury Systems, Inc. (a)	8	583
Moog, Inc. - Class A	4	1,171
Northrop Grumman Corp.	17	11,598
Ondas, Inc. (a)	48	434
Red Cat Holdings, Inc. (a)	12	157
Rocket Lab Corp. (a)	60	3,853
RTX Corp.	156	30,092
		108,423

Auto Manufacturers - 4.6%
Tesla, Inc. (a)	120	44,610

Auto Parts & Equipment - 0.1%
Mobileye Global, Inc. - Class A (a)	16	110
QuantumScape Corp. (a)	52	332
WeRide, Inc. - ADR (a)	28	226
		668

Chemicals - 0.2%
Albemarle Corp.	12	2,154

Computers - 7.0%
Crowdstrike Holdings, Inc. - Class A (a)	29	11,322
Fortinet, Inc. (a)	73	5,966
Hewlett Packard Enterprise Co.	140	3,333
International Business Machines Corp.	108	26,178
Leidos Holdings, Inc.	16	2,488
NetApp, Inc.	20	2,048
Okta, Inc. (a)	20	1,574
Parsons Corp. (a)	4	217
Qualys, Inc. (a)	4	351
Rubrik, Inc. - Class A (a)	16	784
Seagate Technology Holdings PLC	24	9,402
Super Micro Computer, Inc. (a)	52	1,184
Tenable Holdings, Inc. (a)	12	203
Varonis Systems, Inc. (a)	16	344
Zscaler, Inc. (a)	12	1,683
		67,077

The accompanying notes are an integral part of these financial statements.	3

Schedule of Investments	CoreValues America First Technology ETF

March 31, 2026 (Unaudited)

Electric - 3.4%
Constellation Energy Corp.	36	10,053
NextEra Energy, Inc.	241	22,384
Oklo, Inc. (a)	16	794
		33,231

Electrical Components & Equipment - 0.2%
Belden, Inc.	4	459
EnerSys	4	695
Novanta, Inc. (a)	4	473
		1,627

Electronics - 2.9%
Benchmark Electronics, Inc.	4	224
Coherent Corp. (a)	16	3,811
Hesai Group - ADR (a)	12	230
Honeywell International, Inc.	74	16,726
Keysight Technologies, Inc. (a)	20	5,648
TTM Technologies, Inc. (a)	12	1,169
Vishay Intertechnology, Inc.	12	216
		28,024

Energy - Alternate Sources - 0.0% (e)
Eos Energy Enterprises, Inc. (a)	40	198

Engineering & Construction - 0.1%
Fluor Corp. (a)	20	933

Healthcare - Products - 3.3%
Intuitive Surgical, Inc. (a)	41	18,901
Medtronic PLC	148	12,824
PROCEPT BioRobotics Corp. (a)	4	100
		31,825

Internet - 10.9%
Alphabet, Inc. - Class A	160	46,009
Amazon.com, Inc. (a)	212	44,153
Palo Alto Networks, Inc. (a)	93	14,910
Vnet Group, Inc. - ADR (a)	12	101
		105,173

Machinery - Construction & Mining - 3.1%
BWX Technologies, Inc.	12	2,454
GE Vernova, Inc.	31	27,060
NANO Nuclear Energy, Inc. (a)	4	82
NuScale Power Corp. (a)	20	217
		29,813

Machinery - Diversified - 0.9%
Applied Industrial Technologies, Inc.	4	1,061
Cognex Corp.	20	980
Regal Rexnord Corp.	8	1,498
Rockwell Automation, Inc.	13	4,665
Symbotic, Inc. (a)	8	426
		8,630

The accompanying notes are an integral part of these financial statements.	4

Schedule of Investments	CoreValues America First Technology ETF

March 31, 2026 (Unaudited)

Mining - 0.1%
Centrus Energy Corp. - Class A (a)	2	347
Uranium Energy Corp. (a)	60	810
		1,157

Miscellaneous Manufacturing - 0.9%
Axon Enterprise, Inc. (a)	9	3,822
Teledyne Technologies, Inc. (a)	5	3,025
Textron, Inc.	20	1,751
		8,598

Office - Business Equipment - 0.1%
Zebra Technologies Corp. - Class A (a)	6	1,254

Oil & Gas Services - 0.0% (e)
Oceaneering International, Inc. (a)	12	426

Pharmaceuticals - 6.3%
Johnson & Johnson	248	60,621

Semiconductors - 25.8% (c)
Advanced Micro Devices, Inc. (a)	187	38,041
Allegro MicroSystems, Inc. (a)	16	504
Ambarella, Inc. (a)	4	206
Analog Devices, Inc.	57	18,134
ARM Holdings PLC - ADR (a)	12	1,815
Broadcom, Inc.	150	46,426
GLOBALFOUNDRIES, Inc. (a)	8	356
Himax Technologies, Inc. - ADR	16	126
Intel Corp. (a)	504	22,241
Lattice Semiconductor Corp. (a)	16	1,484
Marvell Technology, Inc.	96	9,509
Microchip Technology, Inc.	60	3,877
Monolithic Power Systems, Inc.	5	5,467
NVIDIA Corp.	272	47,437
NXP Semiconductors NV	28	5,512
ON Semiconductor Corp. (a)	44	2,724
Ouster, Inc. (a)	8	147
QUALCOMM, Inc.	124	15,969
Semtech Corp. (a)	12	923
Silicon Laboratories, Inc. (a)	4	833
Skyworks Solutions, Inc.	16	857
Teradyne, Inc.	18	5,336
Texas Instruments, Inc.	104	20,191
Ultra Clean Holdings, Inc. (a)	4	249
		248,364

Shipbuilding - 0.2%
Huntington Ingalls Industries, Inc.	4	1,520

Software - 14.2%
Akamai Technologies, Inc. (a)	16	1,838
Cloudflare, Inc. - Class A (a)	36	7,428
Datadog, Inc. - Class A (a)	36	4,250
DigitalOcean Holdings, Inc. (a)	8	686
Microsoft Corp.	106	39,238
Oracle Corp.	195	28,687

The accompanying notes are an integral part of these financial statements.	5

Schedule of Investments	CoreValues America First Technology ETF

March 31, 2026 (Unaudited)

Palantir Technologies, Inc. - Class A (a)	246	35,985
Quantum Computing, Inc. (a)	24	164
SentinelOne, Inc. - Class A (a)	36	464
ServiceNow, Inc. (a)	120	12,546
Snowflake, Inc. (a)	37	5,580
		136,866

Telecommunications - 4.1%
Applied Digital Corp. (a)	32	760
AST SpaceMobile, Inc. (a)	28	2,320
Cisco Systems, Inc.	456	35,381
Viasat, Inc. (a)	16	733
		39,194
TOTAL COMMON STOCKS (Cost $978,831)		960,386

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.58% (d)	3,748	3,748
TOTAL MONEY MARKET FUNDS (Cost $3,748)		3,748

TOTAL INVESTMENTS - 100.0% (Cost $982,579)		964,134
Liabilities in Excess of Other Assets - (0.0)% (b)		(247)
TOTAL NET ASSETS - 100.0%		$963,887

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than (0.05)% of net assets.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(e)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.	6

Statements of Assets and Liabilities	CoreValues ETFs

March 31, 2026 (Unaudited)

	CoreValues Alpha Greater China Growth ETF	CoreValues America First Technology ETF
ASSETS:
Investments, at value (Note 2)	$1,717,494	$964,134
Dividends receivable	3	188
Cash	1	—
Receivable for investments sold	—	270
Dividend tax reclaims receivable	—	26
Total assets	1,717,498	964,618

LIABILITIES:
Payable to Adviser (Note 4)	1,566	731
Total liabilities	1,566	731
NET ASSETS	$1,715,932	$963,887

NET ASSETS CONSISTS OF:
Paid-in capital	$(775,735)	$980,000
Total distributable earnings/(accumulated losses)	2,491,667	(16,113)
Total net assets	$1,715,932	$963,887

Net assets	$1,715,932	$963,887
Shares issued and outstanding (a)	75,000	40,000
Net asset value per share	$22.88	$24.10

COST:
Investments, at cost	$1,581,570	$982,579

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	7

Statements of Operations	CoreValues ETFs

For the Periods Ended March 31, 2026 (Unaudited)

	CoreValues Alpha Greater China Growth ETF	CoreValues America First Technology ETF(a)
INVESTMENT INCOME:
Dividend income	$3,818	$1,735
Less: dividend withholding taxes	(64)	(4)
Less: issuance fees	(1,380)	—
Total investment income	2,374	1,731

EXPENSES:
Investment advisory fee (Note 4)	21,467	1,211
Income tax expense	16,300	—
Total expenses	37,767	1,211
Expense reimbursement by Adviser (Note 4)	(2,953)	—
Net expenses	34,814	1,211
NET INVESTMENT INCOME/(LOSS)	(32,440)	520

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,187,208	1,812
In-kind redemptions	1,038,298	—
Foreign currency translation	(3,825)	—
Net realized gain (loss)	2,221,681	1,812
Net change in unrealized appreciation (depreciation) on:
Investments	(3,742,093)	(18,445)
Foreign currency translation	(3)	—
Net change in unrealized appreciation (depreciation)	(3,742,096)	(18,445)
Net realized and unrealized gain (loss)	(1,520,415)	(16,633)
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$(1,552,855)	$(16,113)

(a)	Inception date of the Fund was February 5, 2026.

The accompanying notes are an integral part of these financial statements.	8

Statements of Changes in Net Assets	CoreValues ETFs

	CoreValues Alpha Greater China Growth ETF		CoreValues America First Technology ETF
	Six-Months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025	Period ended March 31, 2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(32,440)	$32,857	$520
Net realized gain (loss)	2,221,681	798,094	1,812
Net change in unrealized appreciation (depreciation)	(3,742,096)	1,795,064	(18,445)
Net increase (decrease) in net assets from operations	(1,552,855)	2,626,015	(16,113)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(36,542)	(183,743)	—
From return of capital	(13,459)	—	—
Total distributions to shareholders	(50,001)	(183,743)	—

CAPITAL TRANSACTIONS:
Shares sold	—	1,314,035	980,000
Shares redeemed	(8,497,188)	(1,147,880)	—
Net increase (decrease) in net assets from capital transactions	(8,497,188)	166,155	980,000

NET INCREASE (DECREASE) IN NET ASSETS	(10,100,044)	2,608,427	963,887

NET ASSETS:
Beginning of the period	11,815,976	9,207,549	—
End of the period	$1,715,932	$11,815,976	$963,887

SHARES TRANSACTIONS
Shares sold	—	50,000	40,000
Shares redeemed	(300,000)	(50,000)	—
Total increase (decrease) in shares outstanding	(300,000)	—	40,000

(a)	Inception date of the Fund was February 5, 2026.

The accompanying notes are an integral part of these financial statements.	9

Financial Highlights	CoreValues ETFs

For a share outstanding throughout the periods presented

CoreValues Alpha Greater China Growth ETF

	Six-Months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025	Period ended September 30, 2024 (a)
PER SHARE DATA:

Net asset value, beginning of period	$31.51	$24.55	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss) (b)	(0.19)	0.09	0.15
Net realized and unrealized gain (loss) on investments (c)	(7.77)	7.44	4.44
Total from investment operations	(7.96)	7.53	4.59

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.57)	(0.04)
Net realized gains	(0.49)	—	—
Return of capital	(0.18)	—	—
Total distributions	(0.67)	(0.57)	(0.04)

ETF transaction fees per share	—	—	0.00 (d)
Net asset value, end of period	$22.88	$31.51	$24.55

TOTAL RETURN (e)	-24.85%	31.49%	23.01%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,716	$11,816	$9,208
Ratio of expenses to average net assets: Before expense reimbursement/recoupment (f)	1.57%	0.89%	0.89%
After expense reimbursement/recoupment (f)	1.44%	0.75%	0.75%
Ratio of tax expenses to average net assets (f)	0.67%	—%	—%
Ratio of operational expenses to average net assets excluding tax expense (f)	0.77%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets (f)	(1.34)%	0.36%	0.81%
Portfolio turnover rate (e)(g)	5%	93%	112%

(a)	Inception date of the Fund was October 16, 2023.
(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.	10

Financial Highlights	CoreValues ETFs

For a share outstanding throughout the period presented

CoreValues America First Technology ETF

Period ended March 31, 2026 (a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$24.50

INVESTMENT OPERATIONS:
Net investment income (loss) (b)	0.01
Net realized and unrealized gain (loss) on investments (c)	(0.41)
Total from investment operations	(0.40)

LESS DISTRIBUTIONS FROM:
Net investment income	—
Total distributions	—

Net asset value, end of period	$24.10

TOTAL RETURN (d)	-1.64%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$964
Ratio of expenses to average net assets (e)	0.87%
Ratio of net investment income (loss) to average net assets (e)	0.37%
Portfolio turnover rate (d)(f)	2%

(a)	Inception date of the Fund was February 5, 2026.
(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.	11

Notes to the Financial Statements	CoreValues ETFs

March 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The CoreValues Alpha Greater China Growth ETF (the “CGRO ETF”) and the CoreValues America First Technology ETF (the “USMD ETF”) (each, a “Fund,” and collectively, the “Funds”) are non-diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. MSA Power Funds LLC (“Sub-Adviser” or “MSA”) serves as investment sub-adviser to the Funds. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”. CGRO ETF commenced operations on October 16, 2023. USMD ETF commenced operations on February 5, 2026.

The investment objective of the Funds is to seek long-term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“The NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on The NASDAQ, The NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the Investment Company Act of 1940.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

12

Notes to the Financial Statements	CoreValues ETFs

March 31, 2026 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2026:

CGRO ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,716,118	$—	$—	$1,716,118
Money Market Funds	1,376	—	—	1,376
Total Investments	$1,717,494	$—	$—	$1,717,494

USMD ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$960,386	$—	$—	$960,386
Money Market Funds	3,748	—	—	3,748
Total Investments	$964,134	$—	$—	$964,134

Refer to the Schedules of Investments for further disaggregation of investment categories.

B.	Federal Income Taxes. The Funds have each elected to be taxed as a regulated investment company (“RIC”) and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Funds are subject to a 4% excise tax that is imposed if the Funds do not distribute by the end of any calendar year at least the sum of (i) 98% of their ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of their capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of March 31, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as Income tax expense in the Statements of Operations.

13

Notes to the Financial Statements	CoreValues ETFs

March 31, 2026 (Unaudited)

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds understanding of the applicable country’s tax rules and rates.

D.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per Share is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the NYSE Arca, Inc. or the New York Stock Exchange is closed for trading.

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of the value of the Funds’ net assets. An illiquid investment is any security that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Funds should be in a position where the value of illiquid investments held by the Funds exceed 15% of the Funds’ net assets, the Funds will take such steps as set forth in the Program.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

America First Technologies Risk (USMD ETF Only). Companies involved in the categories of America First Technologies may be subject to a significant amount of governmental regulation. Changes in governmental policies and the need for regulatory approvals may have a material adverse effect on such critical technologies and the companies involved with them. Certain of these technologies could face increasing regulatory scrutiny in the future, which may limit the development of some or all of these technologies and impede the growth of companies that develop and/or utilize those technologies. Some or all of the technologies represented in the Index may receive direct or indirect government support, such as subsidies, tariffs or other targeted financial and/or regulatory programs. Such government support may be insufficient, may not achieve the desired effects, or may even have counterproductive effects for the applicable critical technologies.

Companies involved in these technologies rely to a large extent on U.S. Government (and non-U.S. governments) demand for their products and services, and may be significantly affected by changes in government regulations and spending, as well as economic conditions and industry consolidation. Strategic and emerging technology companies are often potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. The technologies reflected by the Underlying Index may not be the technologies which prove most critical for future U.S. development. Some or all of these technologies may not advance sufficiently to fulfill expectations with respect to their benefits and companies which are involved in such technologies may not succeed, which could have material adverse effects on the Fund’s returns. The Sub-Adviser’s or the Underlying Index’s methodology may not successfully identify those companies which will most benefit from or advance America First Technologies.

14

Notes to the Financial Statements	CoreValues ETFs

March 31, 2026 (Unaudited)

China Investing Risk (CGRO ETF Only). The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represent a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. The Public Company Accounting Oversight Board (“PCAOB”), which regulates auditors of U.S. public companies, has warned that it lacks the ability to inspect audit work and practices of PCAOB-registered accounting firms in China and Hong Kong. The PCAOB’s limited ability to oversee the operations of accounting firms in China and Hong Kong means that inaccurate or incomplete financial records of an issuer’s operations may not be detected, which could negatively impact the Fund’s investments in such companies. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. International trade tensions may arise from time to time which can result in trade tariffs, embargoes, trade limitations, trade wars and other negative consequences. These consequences may trigger a reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry with a potentially severe negative impact to the Fund. From time to time and as recently as January 2020, China has experienced outbreaks of infectious illnesses, and the country may be subject to other public health threats or similar issues in the future. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy.

Equity Market Risk. The equity securities held in the Funds’ portfolios may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest. Common stocks, such as those held by the Funds, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Growth Investing Risks (CGRO ETF Only). The Fund will invest in companies that appear to be growth-oriented. Growth companies are those that the Sub-Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Sub-Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

Sector Risks (CGRO ETF Only). To the extent the Fund invests more heavily in particular sectors of the Chinese economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.

Communications Services Sector. Companies in the Communications Services Sector are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of such companies. Companies in the Communications Services Sector also can be significantly affected by intense competition, including competition with alternative technologies such as wireless communications (including with 5G and other technologies), product compatibility, consumer preferences, rapid product obsolescence, and research and development of new products. Technological innovations may make the products and services of such companies obsolete. Media content creation carries risks of changing consumer tastes and running afoul of regulatory content guidelines, which could result in large fines or the loss of regulatory licenses. Media companies collect significant amounts of personal consumer data and are at risk of data breaches and fines for the unauthorized and unplanned public release of sensitive consumer data.

15

Notes to the Financial Statements	CoreValues ETFs

March 31, 2026 (Unaudited)

Consumer Discretionary Sector. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.

Consumer Staples Sector. Investing in the consumer staples sector, which encompasses companies producing or selling essential products like food and household items, presents distinct challenges. Companies in this sector face fierce competition with numerous established brands fighting for market share. Additionally, fluctuations in commodity prices can impact production costs, and regulatory changes or global trade tensions can affect supply chains and profitability. Furthermore, shifts in consumer preferences, driven by health trends or sustainability concerns, can also pose risks.

Financials Sector. The financials sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. Insurance companies, in particular, may be significantly affected by changes in interest rates, catastrophic events, price and market competition, the imposition of premium rate caps, or other changes in government regulation or tax law and/or rate regulation, which may have an adverse impact on their profitability. The financial sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted. In recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.

Healthcare Sector. Companies in the Healthcare sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, and an increased emphasis on the delivery of healthcare through outpatient services. The costs associated with developing new drugs can be significant, and the results are unpredictable. Newly developed drugs may be susceptible to product obsolescence due to intense competition from new products and less costly generic products. Moreover, the process for obtaining regulatory approval by governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals will be obtained or maintained. The values of many companies in the Healthcare sector also are dependent on the development, protection and exploitation of intellectual property rights and other proprietary information, and the profitability of these companies may be significantly affected by such things as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights.

Industrials Sector. Companies in the Industrials Sector can be significantly affected by supply and demand for specific products or services and for Industrials Sector products in general; a decline in demand for products due to rapid technological developments and frequent new product introduction; government regulation, world events and economic conditions; and the risks associated with potential environmental damage and product liability claims.

Information Technology Sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Information technology companies and companies that rely heavily on technology also may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions.

Sector and Industry Risk (USMD ETF Only). At times the Fund may increase the relative emphasis of its investments in a particular sector, industry or group of industries. The prices of securities of issuers in a particular sector, industry or group of industries may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that sector, industry or group of industries more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular sector, industry or group of industries, the value of Shares may fluctuate in response to events affecting that sector, industry or group of industries.

16

Notes to the Financial Statements	CoreValues ETFs

March 31, 2026 (Unaudited)

Information Technology Companies Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Artificial Intelligence, Robotics and Autonomous Systems Companies Risk. Companies that develop, manufacture or deploy artificial intelligence technologies, robotics and autonomous systems typically have high research and capital expenditures and, as a result, their profitability can vary widely, if they are profitable at all. The space in which they are engaged is highly competitive and their products and services may become obsolete very quickly. These companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. The issuers are also subject to legal, regulatory and political changes that may have a large impact on their profitability. A failure in a company’s product or even questions about the safety of the product could be devastating to the company, especially if it is the company’s marquee product.

Semiconductor and Semiconductor Equipment Companies Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The industry is complex and global in nature, with manufacturing plants predominantly located in East Asia. Because of this, it is subject to numerous risks, including geopolitical tensions, earthquakes, and extreme weather events. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

Cybersecurity Companies Risk. Cybersecurity companies may have limited product lines, markets, financial resources or personnel and typically face intense competition and potentially rapid product obsolescence. Cybersecurity companies may be adversely impacted by government regulations, and may be subject to additional regulatory oversight with regard to privacy concerns and cybersecurity risk. Cybersecurity companies may also be negatively affected by the decline or fluctuation of subscription renewal rates for their products and services, which may have an adverse effect on profit margins. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights.

Defense Technology Companies Risk. Defense and aerospace companies rely to a large extent on U.S. (and other) Government demand for their products and services and may be significantly affected by changes in government regulations and spending, as well as economic conditions and industry consolidation.

Digital Infrastructure Company Risk. Digital infrastructure companies are exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which digital infrastructure companies are utilized and operated. Digital infrastructure companies may be affected by unique supply and demand factors that do not apply to other real estate sectors, such as changes in demand for communications infrastructure, consolidation of tower sites, and new technologies that may affect demand for data centers. Other factors that may affect the operations of digital infrastructure companies include innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company’s products, increased susceptibility to terrorist acts, cyberattacks, or political actions, risks of environmental damage due to a company’s operations or an accident, and general changes in market sentiment towards digital infrastructure assets.

17

Notes to the Financial Statements	CoreValues ETFs

March 31, 2026 (Unaudited)

Nuclear Energy Companies Risk. Nuclear energy companies may face considerable risk as a result of, among other risks, incidents and accidents, breaches of security, ill-intentioned acts of terrorism, air crashes, natural disasters (such as floods or earthquakes), equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials. Such events could have serious consequences, especially in case of radioactive contamination and irradiation of the environment, for the general population, and negatively impact the Fund. In addition, nuclear energy companies are subject to competitive risk associated with the prices of other energy sources, such as natural gas and oil. Nuclear activity is also subject to particularly restrictive regulations which may be subject to significant tightening by national and international authorities resulting in potentially negative impacts on the operations of nuclear energy companies.

Power Storage Companies Risk. The market value of securities in the energy storage solutions sector may decline for many reasons, including, among others, changes in traditional and alternative energy prices, government regulations, energy conservation efforts, and costs related to exploration, mining, and production. Companies in the energy storage solutions sector may depend largely on the availability of certain elements necessary for the production of batteries, fuel cells, and related products, which may be susceptible to fluctuations in the underlying commodities market. Such companies are also subject to risks related to the obsolescence of existing technology, competition from new market entrants, and the possibility that government subsidies for alternative energy will be eliminated.

As with any investment, there is a risk that you could lose all or a portion of your investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect the Funds’ NAV, trading price, yield, total return and/or ability to meet their objective. For more information about the risks of investing in the Funds, see the section in the Funds’ Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities and financial instruments for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Funds pay the Adviser a unitary management fee (the "Investment Advisory Fee") based on the average daily net assets of the Funds as follows:

Fund	Investment Advisory Fee
CGRO ETF	0.89%
USMD ETF	0.87%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, litigation expenses, other non-routine or extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, "Excluded Expenses"). The Investment Advisory Fees incurred are calculated daily and paid monthly to the Adviser. Investment Advisory Fees for the periods ended March 31, 2026 are disclosed in the Statements of Operations.

MSA serves as investment sub-adviser to the Funds pursuant to the sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, MSA is responsible for the day-to-day management of the Funds’ portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. For its services, MSA is paid a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.04% of the Funds’ average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay the Sub-Adviser a corresponding share of profits, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal ETF Services LLC ("Tidal"), a Tidal Financial Group company and an affiliate of the Adviser.

18

Notes to the Financial Statements	CoreValues ETFs

March 31, 2026 (Unaudited)

Tidal, serves as the Funds’ administrator and, in that capacity, performs various administrative, compliance and management services (other than investment advisory services) for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Funds’ average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub - administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative, accounting and management services (other than investment advisory services) for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b -1 fees are charged in the future, because the fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting periods.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the periods ended March 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund:	Purchases	Sales
CGRO ETF	$280,002	$5,593,861
USMD ETF	15,473	16,331

19

Notes to the Financial Statements	CoreValues ETFs

March 31, 2026 (Unaudited)

For the periods ended March 31, 2026, there were no purchases or sales of long-term U.S. government securities.

For the periods ended March 31, 2026, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund:	Purchases	Sales
CGRO ETF	$—	$3,207,400
USMD ETF	978,147	—

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods ended March 31, 2026 (estimated), were as follows:

Distributions paid from:	CGRO ETF	USMD ETF
Ordinary Income	$36,542	$—
Return of Capital	13,459	—

The tax character of distributions paid during the prior fiscal year ended September 30, 2025, were as follows:

Distributions paid from:	CGRO ETF
Ordinary Income	$183,743

As of September 30, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

CGRO ETF
Investments, at cost(a)	$8,146,780
Gross tax unrealized appreciation	3,996,424
Gross tax unrealized depreciation	(382,829)
Net tax unrealized appreciation (depreciation)	3,613,595
Undistributed ordinary income (loss)	430,928
Undistributed long-term capital gain (loss)	36,541
Total distributable earnings (accumulated losses)	467,469
Other accumulated gain (loss)	—
Total distributable earnings (accumulated losses)	$4,081,064

(a)	The differences between book and tax-basis cost of investments were attributable primarily to the treatment of wash sales and PFIC mark-to-market adjustments.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Funds’ next taxable year. As of the prior fiscal year ended September 30, 2025, the CGRO ETF had not elected to defer any post-October or late-year losses.

As of the prior fiscal year ended September 30, 2025, the CGRO ETF had no short-term or long-term capital loss carryovers.

NOTE 8 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their NAV. The Funds issue and redeem Shares on a continuous basis at NAV generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

20

Notes to the Financial Statements	CoreValues ETFs

March 31, 2026 (Unaudited)

The Funds currently offer one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the CGRO ETF is $500 and the USMD ETF is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Funds, may be charged on all cash transactions, non-standard orders, or partial cash trasnactions for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

21

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on August 27, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of the renewal of:

•	The Investment Advisory Agreement between the Trust, on behalf of the CoreValues Alpha Greater China Growth ETF (the “CoreValues ETF”) and the Adviser (the “CoreValues Advisory Agreement”), the Board, including a majority of the Independent Trustees voting separately, hereby determines that the terms of the CoreValues Advisory Agreement continues to be fair and reasonable and in the best interests of the CoreValues ETF and its shareholders; and

•	The Sub-Advisory Agreement between the Adviser and MSA Power Funds, LLC, on behalf of the CoreValues ETF (the “MSA Sub-Advisory Agreement”), the Board, including a majority of the Independent Trustees voting separately, hereby determines that the terms of the MSA Sub-Advisory Agreement continues to be fair and reasonable and in the best interests of the CoreValues ETF and its shareholders;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Advisers.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to each Fund’s shareholders by the Adviser and Sub-Advisers; (ii) the costs of the services provided and the profits realized by the Adviser and Sub-Advisers from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Advisers and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on June 30, 2025, meetings held on August 6 and August 7, 2025, and the meeting held on August 27, 2025. Among other things, each of the Adviser and Sub- Advisers provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services Provided. The Trustees considered the nature, extent and quality of services provided under the Advisory Agreement and Sub-Advisory Agreements. In considering the nature, extent and quality of the services provided by the Adviser and Sub-Advisers, the Board reviewed the Adviser’s and each Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with each ETF. The Board also considered other services provided to the Funds by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board considered the investment performance of each Fund against relevant benchmarks, such as the Fund’s stated investment objectives, a comparative peer group of similar funds and/or its respective securities benchmark index, as deemed appropriate by the Board. In doing so, the Board recognized that many of the Funds have specialized strategies that have specific targeted goals while others may have more generalized strategies but are significantly different from other funds in the same investment universe. In these circumstances, the Board considered that it was difficult to fairly benchmark performance against peers and also took into account that certain Funds had a very limited universe of peers. In these circumstances the Board placed greater emphasis on other means of measuring performance. The Board considered that each Fund was relatively new and had not been in operation for a sufficient time period to establish a meaningful track record.

The Board reviewed each Fund’s performance on a case-by-case basis. The Board also took into account that each Fund’s track record was measured as of a specified date, and that track records can vary as of different measurement dates. Therefore, in reviewing a Fund that is currently underperforming or not meeting its investment goals, the Board also considered the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected future market conditions. A summary of the Fund’s performance track record as of May 30, 2025, is provided below:

The Board noted that the Fund had outperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Trustees further took into account that many of the Funds had distinctive investment strategies and styles which resulted in the Funds being significantly different from many of the funds in the comparative universe, which made certain peer group analysis less relevant from an expense perspective. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources.

The Board’s overall assessment with respect to each Fund was that, taking into account the considerations noted below, the total expense ratio to be paid by investors in the Fund, which is most representative of an investor’s net experience, was fair and reasonable.

The Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with each of the Funds, and concluded that many of the Funds was profitable to the Adviser, the fees had not been, and currently were not, excessive, and the Adviser had adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business. In considering profitability, the Board discuss and considered the methodology used by the Adviser in calculating profit margins but also considered other elements relevant to discussions of profitability, such as the entrepreneurial risk undertaken by the Adviser in launching and maintaining the Funds.

The Board also reviewed the sub-advisory fee paid to the Sub-Adviser for its services under the Sub-Advisory Agreement. The Board considered this fee in light of the services the Sub-Adviser provides as investment sub-adviser of the Sub-advised Funds, as applicable. The Board determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm. The Board also considered that if the Fund had one or more sponsors, each which had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor(s) out of its profits. The Board concluded that the sub-advisory fee for the Sub-advised Fund was reasonable in light of the services rendered.

The Board discussed that as the Fund was relatively new, there were not yet any economies of scale to consider. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis.

The Board also considered that the sub-advisory fee paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub- Adviser.. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationship with the respective Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because the sub-advisory fee was paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the respective sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser provide to the Fund; and (c) agreed to approve renewal of the Advisory Agreement and Sub-Advisory Agreement for a term of one year.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 20, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of the renewal of:

•	the Investment Advisory Agreements (each, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf the CoreValues America First Technology Index ETF (“CorevValues ETF”, or the “Fund”);

•	The Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreements, the “Agreements”) between the Adviser and MSA Power Funds, on behalf of the CoreValues ETF.

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser and the Sub-Adviser with respect to the CoreValues ETF; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds and the Sub-Adviser with respect to the CoreValues ETF, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and the Sub-Adviser with respect to the CoreValues ETF, and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on October 20, 2025. Among other things, the Adviser and the Sub-Adviser with respect to the CoreValues ETF,provided responses to a detailed series of questions, which included information about the Adviser’s, and the Sub-Adviser’s with respect to the CoreValues ETF, operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s, and the Sub-Adviser’s with respect to the CoreValues ETF, oral presentations and any other information that the Board received at the meeting and deliberated on the initial approval of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements and the Sub-Advisory Agreement with respect to the CoreValues ETF. In considering the nature, extent and quality of the services to be provided by the Adviser, and the Sub-Adviser with respect to the CoreValues ETF, the Board reviewed the Adviser’s and Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser, and the Sub-Adviser with respect to the CoreValues ETF, working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser, and the Sub-Adviser with respect to the CoreValues ETF such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser, and the Sub-Adviser with respect to the CoreValues ETF, based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Fund had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Fund.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Funds would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also considered that MSA Power Funds was acting as sponsor to the CoreValues ETFs had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement, and the Sub-Advisory Agreement with respect to the CoreValues ETF, are fair and reasonable; (b) concluded that each of the Adviser’s, and the Sub-Adviser’s with respect to the CoreValues ETF, fees are reasonable in light of the services that the Adviser, and the Sub-Adviser with respect to the CoreValues ETF, will provide to each Fund; and (c) agreed to approve each Agreement for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	June 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	June 8, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	June 8, 2026

* Print the name and title of each signing officer under his or her signature.